John Hancock
Global Thematic Opportunities Fund
Quarterly portfolio holdings 7/31/2022

Fund’s investments
As of 7-31-22 (unaudited)
	Shares	Value
Common stocks 97.8%		$306,673,597
(Cost $274,660,718)
China 3.8%		12,048,008
Alibaba Group Holding, Ltd. (A)	71,400	802,784
Alibaba Group Holding, Ltd., ADR (A)	23,963	2,141,573
Baidu, Inc., ADR (A)	15,892	2,170,370
Baidu, Inc., Class A (A)	56,400	974,840
NetEase, Inc., ADR	31,162	2,897,443
Tencent Holdings, Ltd.	79,200	3,060,986
XPeng, Inc., A Shares (A)	1	12
France 6.3%		19,614,376
EssilorLuxottica SA	25,057	3,928,481
Hermes International	4,771	6,545,522
Kering SA	2,865	1,640,181
Schneider Electric SE	54,230	7,500,192
Germany 3.6%		11,391,986
HelloFresh SE (A)	66,980	1,851,301
Siemens AG	57,823	6,449,785
Vonovia SE	92,765	3,090,900
Ireland 2.1%		6,583,102
Allegion PLC	62,281	6,583,102
Luxembourg 1.5%		4,865,443
Eurofins Scientific SE	62,411	4,865,443
Netherlands 2.5%		7,882,013
Argenx SE, ADR (A)	4,300	1,566,103
NXP Semiconductors NV	34,348	6,315,910
Sweden 2.3%		7,069,529
Hexagon AB, B Shares	600,408	7,069,529
Switzerland 4.6%		14,575,197
Garmin, Ltd.	63,155	6,165,191
Roche Holding AG	25,331	8,410,006
Taiwan 1.9%		5,849,678
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	66,113	5,849,678
United Kingdom 3.3%		10,201,854
Capri Holdings, Ltd. (A)	110,943	5,400,705
Nomad Foods, Ltd. (A)	260,366	4,801,149
United States 65.9%		206,592,411
Alphabet, Inc., Class A (A)	70,180	8,163,338
Applied Materials, Inc.	69,813	7,398,782
ASGN, Inc. (A)	43,573	4,521,134
Boston Scientific Corp. (A)	177,181	7,273,280
Comcast Corp., Class A	165,205	6,198,492
Danaher Corp.	26,705	7,783,706
Deere & Company	8,958	3,074,206
Fidelity National Financial, Inc.	186,509	7,452,900
Fidelity National Information Services, Inc.	65,810	6,723,150
Fortune Brands Home & Security, Inc.	80,500	5,609,240
Generac Holdings, Inc. (A)	16,870	4,526,221
2	JOHN HANCOCK GLOBAL THEMATIC OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
United States (continued)
Horizon Therapeutics PLC (A)	18,668	$1,548,884
IDEX Corp.	15,452	3,225,605
II-VI, Inc. (A)	53,264	2,803,817
KLA Corp.	22,743	8,722,850
Korn Ferry	53,438	3,500,723
Match Group, Inc. (A)	41,694	3,056,587
Maximus, Inc.	46,744	3,124,836
Meta Platforms, Inc., Class A (A)	27,104	4,312,246
Microsoft Corp.	33,366	9,367,171
NextEra Energy, Inc.	67,659	5,716,509
PayPal Holdings, Inc. (A)	40,157	3,474,785
Pool Corp.	10,339	3,698,260
Quest Diagnostics, Inc.	59,551	8,132,880
Republic Services, Inc.	38,801	5,380,147
salesforce.com, Inc. (A)	26,873	4,945,169
Seagen, Inc. (A)	8,545	1,537,929
Synopsys, Inc. (A)	17,590	6,464,325
Teradyne, Inc.	31,204	3,148,172
The Toro Company	80,518	6,923,743
Thermo Fisher Scientific, Inc.	21,153	12,658,167
TopBuild Corp. (A)	24,746	5,239,223
TransUnion	40,906	3,240,982
UnitedHealth Group, Inc.	23,813	12,914,746
Visa, Inc., Class A	42,699	9,056,885
Zebra Technologies Corp., Class A (A)	15,861	5,673,321

Total investments (Cost $274,660,718) 97.8%	$306,673,597
Other assets and liabilities, net 2.2%	6,958,553
Total net assets 100.0%	$313,632,150

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
The fund had the following sector composition as a percentage of net assets on 7-31-22:
Information technology	28.9%
Health care	21.2%
Industrials	19.1%
Consumer discretionary	11.3%
Communication services	9.9%
Financials	2.4%
Consumer staples	2.2%
Utilities	1.8%
Real estate	1.0%
Other assets and liabilities, net	2.2%
TOTAL	100.0%
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK GLOBAL THEMATIC OPPORTUNITIES FUND	3

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund’s Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of July 31, 2022, by major security category or type:
	Total value at 7-31-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
China	$12,048,008	$7,209,386	$4,838,622	—
France	19,614,376	—	19,614,376	—
Germany	11,391,986	—	11,391,986	—
Ireland	6,583,102	6,583,102	—	—
Luxembourg	4,865,443	—	4,865,443	—
Netherlands	7,882,013	7,882,013	—	—
Sweden	7,069,529	—	7,069,529	—
Switzerland	14,575,197	6,165,191	8,410,006	—
Taiwan	5,849,678	5,849,678	—	—
United Kingdom	10,201,854	10,201,854	—	—
United States	206,592,411	206,592,411	—	—
Total investments in securities	$306,673,597	$250,483,635	$56,189,962	—
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
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							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	—	$249,618	$22,895,903	$(23,144,143)	$(1,391)	$13	$9,355	—	—
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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